Annual Total Returns - Class A	Jul. 31, 2020
Prospectus #1 | Delaware Emerging Markets Debt Fund
Bar Chart Table:
2011	7.21%
2012	15.77%
2013	3.22%
2014	1.44%
2015	(2.33%)
2016	10.97%
2017	12.20%
2018	(4.96%)
2019	15.39%
Prospectus #2 | Delaware Strategic Income Fund
Bar Chart Table:
2010	7.88%
2011	7.49%
2012	5.89%
2013	(1.53%)
2014	5.63%
2015	(0.53%)
2016	2.29%
2017	5.90%
2018	(4.74%)
2019	12.04%